Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Opportunistic Insights Fund

March 31, 2020

ZPI-QTLY-0520
1.9881592.103

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
COMMUNICATION SERVICES - 16.2%
Entertainment - 3.5%
Activision Blizzard, Inc.	473	$28,134
Netflix, Inc. (a)	1,348	506,174
Spotify Technology SA (a)	92	11,172
The Walt Disney Co.	1,438	138,911
		684,391
Interactive Media & Services - 12.0%
Alphabet, Inc.:
Class A (a)	326	378,796
Class C (a)	345	401,169
Facebook, Inc. Class A (a)	9,430	1,572,926
Twitter, Inc. (a)	100	2,456
		2,355,347
Media - 0.1%
Charter Communications, Inc. Class A (a)	20	8,726
Liberty Media Corp. Liberty Formula One Group Series C (a)	724	19,715
		28,441
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	1,302	109,238

TOTAL COMMUNICATION SERVICES		3,177,417

CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.1%
Toyota Motor Corp.	200	12,053
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	115	75,256
Evolution Gaming Group AB (b)	400	13,562
McDonald's Corp.	752	124,343
Starbucks Corp.	111	7,297
		220,458
Household Durables - 0.0%
Tempur Sealy International, Inc. (a)	100	4,371
Internet & Direct Marketing Retail - 7.8%
Alibaba Group Holding Ltd.	2,200	53,308
Alibaba Group Holding Ltd. sponsored ADR (a)	52	10,113
Amazon.com, Inc. (a)	741	1,444,743
Boohoo.Com PLC (a)	1,500	3,528
Chewy, Inc.	200	7,498
Delivery Hero AG (a)(b)	37	2,720
Meituan Dianping Class B (a)	700	8,345
		1,530,255
Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	34	5,388
The Home Depot, Inc.	527	98,396
TJX Companies, Inc.	1,107	52,926
		156,710
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	414	91,919
Deckers Outdoor Corp. (a)	98	13,132
lululemon athletica, Inc.(a)	100	18,955
NIKE, Inc. Class B	996	82,409
		206,415

TOTAL CONSUMER DISCRETIONARY		2,130,262

CONSUMER STAPLES - 3.1%
Beverages - 1.1%
Keurig Dr. Pepper, Inc.	1,059	25,702
PepsiCo, Inc.	823	98,842
The Coca-Cola Co.	2,196	97,173
		221,717
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	168	3,957
Costco Wholesale Corp.	652	185,905
Grocery Outlet Holding Corp.	128	4,396
		194,258
Food Products - 0.0%
Mondelez International, Inc.	22	1,102
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	1,104	175,911
Kao Corp.	100	8,212
L'Oreal SA	14	3,623
Shiseido Co. Ltd.	234	13,889
		201,635

TOTAL CONSUMER STAPLES		618,712

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Continental Resources, Inc.	114	871
Hess Corp.	133	4,429
Magnolia Oil & Gas Corp. Class A (a)	1,078	4,312
Reliance Industries Ltd.	4,104	60,667
Tamarack Valley Energy Ltd. (a)	3,734	1,287
		71,566
FINANCIALS - 10.7%
Banks - 3.6%
Bank of America Corp.	15,620	331,613
Citigroup, Inc.	2,036	85,756
JPMorgan Chase & Co.	2,587	232,908
Kotak Mahindra Bank Ltd.	3,327	57,231
The Toronto-Dominion Bank	100	4,251
		711,759
Capital Markets - 0.5%
Brookfield Asset Management, Inc. (Canada) Class A	448	19,858
CME Group, Inc.	370	63,977
Moody's Corp.	62	13,113
		96,948
Consumer Finance - 0.7%
American Express Co.	1,525	130,555
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc. Class A (a)	4	1,088,000
Insurance - 0.4%
Admiral Group PLC	854	23,519
Allstate Corp.	134	12,292
Chubb Ltd.	213	23,790
Fairfax Financial Holdings Ltd. (sub. vtg.)	48	14,715
		74,316

TOTAL FINANCIALS		2,101,578

HEALTH CARE - 12.3%
Biotechnology - 2.6%
23andMe, Inc. (a)(c)(d)	35	442
AbbVie, Inc.	431	32,838
Acceleron Pharma, Inc. (a)	200	17,974
Alector, Inc. (a)	132	3,185
Argenx SE ADR (a)	100	13,173
bluebird bio, Inc. (a)	137	6,297
Gilead Sciences, Inc.	100	7,476
Idorsia Ltd. (a)	630	16,283
Innovent Biolgics, Inc. (a)(b)	3,500	14,604
Mirati Therapeutics, Inc. (a)	50	3,844
Regeneron Pharmaceuticals, Inc. (a)	206	100,588
Revolution Medicines, Inc.	200	4,382
Seattle Genetics, Inc. (a)	100	11,538
Vertex Pharmaceuticals, Inc. (a)	1,147	272,929
Zai Lab Ltd. ADR (a)	200	10,296
		515,849
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	452	35,667
Baxter International, Inc.	1,502	121,947
Danaher Corp.	1,389	192,251
DexCom, Inc. (a)	533	143,521
Edwards Lifesciences Corp. (a)	583	109,965
Intuitive Surgical, Inc. (a)	151	74,777
Masimo Corp. (a)	44	7,793
ResMed, Inc.	149	21,946
Sonova Holding AG Class B	87	15,513
Stryker Corp.	372	61,934
		785,314
Health Care Providers & Services - 1.7%
Cigna Corp.	39	6,910
Hapvida Participacoes e Investimentos SA (b)	700	5,712
Patterson Companies, Inc.	100	1,529
UnitedHealth Group, Inc.	1,241	309,481
		323,632
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	316	49,413
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	106	6,606
Bio-Rad Laboratories, Inc. Class A (a)	57	19,982
IQVIA Holdings, Inc. (a)	143	15,424
Mettler-Toledo International, Inc. (a)	142	98,052
Thermo Fisher Scientific, Inc.	404	114,574
		254,638
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	2,734	122,100
Bristol-Myers Squibb Co.	1,339	74,636
Bristol-Myers Squibb Co. rights (a)	200	760
Eli Lilly & Co.	499	69,221
Hansoh Pharmaceutical Group Co. Ltd. (b)	4,000	13,366
Merck & Co., Inc.	1,204	92,636
Novartis AG sponsored ADR	188	15,501
Roche Holding AG (participation certificate)	43	13,835
Zoetis, Inc. Class A	653	76,852
		478,907

TOTAL HEALTH CARE		2,407,753

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.6%
Harris Corp.	328	59,079
Northrop Grumman Corp.	141	42,660
TransDigm Group, Inc.	55	17,610
		119,349
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	200	8,650
Toto Ltd.	734	24,541
		33,191
Commercial Services & Supplies - 0.3%
Cintas Corp.	293	50,753
Clean TeQ Holdings Ltd. (a)	8,100	623
		51,376
Electrical Equipment - 0.1%
AMETEK, Inc.	167	12,027
Vestas Wind Systems A/S	100	8,137
		20,164
Industrial Conglomerates - 0.2%
General Electric Co.	5,608	44,528
Machinery - 0.2%
Fortive Corp.	838	46,249
Professional Services - 0.8%
Clarivate Analytics PLC (a)	2,437	50,568
CoStar Group, Inc. (a)	58	34,058
Experian PLC	734	20,399
FTI Consulting, Inc. (a)	416	49,824
		154,849
Road & Rail - 0.0%
Canadian Pacific Railway Ltd.	30	6,620

TOTAL INDUSTRIALS		476,326

INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 0.2%
Motorola Solutions, Inc.	298	39,610
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	3,535	257,631
CDW Corp.	274	25,556
Keysight Technologies, Inc. (a)	240	20,083
Zebra Technologies Corp. Class A (a)	37	6,793
		310,063
IT Services - 9.2%
Accenture PLC Class A	403	65,794
Adyen BV (a)(b)	57	48,008
Edenred SA	100	4,150
Endava PLC ADR (a)	100	3,516
EPAM Systems, Inc. (a)	143	26,549
Fidelity National Information Services, Inc.	101	12,286
Fiserv, Inc. (a)	117	11,114
Global Payments, Inc.	596	85,961
MasterCard, Inc. Class A	2,605	629,264
MongoDB, Inc. Class A (a)	397	54,206
Okta, Inc. (a)	745	91,084
PayPal Holdings, Inc. (a)	2,051	196,363
Shopify, Inc. Class A (a)	208	87,146
StoneCo Ltd. Class A (a)	331	7,206
Visa, Inc. Class A	3,012	485,293
		1,807,940
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	2,137	97,191
Analog Devices, Inc.	46	4,124
ASML Holding NV	54	14,129
Enphase Energy, Inc. (a)	800	25,832
Lam Research Corp.	42	10,080
NVIDIA Corp.	959	252,792
NXP Semiconductors NV	276	22,889
Qualcomm, Inc.	1,772	119,876
SolarEdge Technologies, Inc. (a)	73	5,977
Synaptics, Inc. (a)	100	5,787
		558,677
Software - 18.6%
Adobe, Inc. (a)	2,576	819,786
Atlassian Corp. PLC (a)	672	92,239
Ceridian HCM Holding, Inc. (a)	200	10,014
Coupa Software, Inc. (a)	353	49,325
Datadog, Inc. Class A (a)	618	22,236
Dropbox, Inc. Class A (a)	1,264	22,878
Dynatrace, Inc.	87	2,074
Intuit, Inc.	535	123,050
Microsoft Corp.	8,396	1,324,133
Netcompany Group A/S (a)(b)	98	4,501
Pagerduty, Inc.	100	1,728
Paycom Software, Inc. (a)	208	42,018
RingCentral, Inc. (a)	429	90,909
Salesforce.com, Inc. (a)	6,789	977,480
Slack Technologies, Inc. Class A (a)	1,100	29,524
Snowflake Computing, Inc. Class B (c)(d)	47	1,822
SurveyMonkey (a)	716	9,673
Tanium, Inc. Class B (a)(c)(d)	100	996
Workday, Inc. Class A (a)	213	27,737
		3,652,123
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	240	9,400

TOTAL INFORMATION TECHNOLOGY		6,377,813

MATERIALS - 2.5%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	83	16,568
Sherwin-Williams Co.	267	122,692
		139,260
Metals & Mining - 1.8%
B2Gold Corp.	4,102	12,417
Barrick Gold Corp.	300	5,496
Barrick Gold Corp. (Canada)	5,544	101,874
Franco-Nevada Corp.	1,356	135,484
Ivanhoe Mines Ltd. (a)	13,229	21,997
Kirkland Lake Gold Ltd.	153	4,506
Lundin Gold, Inc. (a)	711	3,956
Newcrest Mining Ltd.	1,629	22,371
Newmont Corp.	400	18,112
Northern Star Resources Ltd.	300	1,943
Novagold Resources, Inc. (a)	2,336	17,230
		345,386

TOTAL MATERIALS		484,646

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	628	136,747
Equity Commonwealth	100	3,171
Equity Residential (SBI)	454	28,016
Prologis, Inc.	100	8,037
		175,971
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy, Inc.	144	34,649
TOTAL COMMON STOCKS
(Cost $14,894,496)		18,056,693

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	8	2,671
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	144	1,819
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,828)		4,490

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.29% (e)
(Cost $631,695)	631,505	631,695
TOTAL INVESTMENT IN SECURITIES - 95.2%
(Cost $15,531,019)		18,692,878
NET OTHER ASSETS (LIABILITIES) - 4.8%		941,054
NET ASSETS - 100%		$19,633,932

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,473 or 0.5% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,750 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$588
23andMe, Inc. Series F	8/31/17	$1,999
Roofoods Ltd. Series F	9/12/17	$2,829
Snowflake Computing, Inc. Class B	3/19/20	$1,823
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,653
Total	$1,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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